LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 9: LEASES

A. Operating leases

The Company has entered into various non-cancellable operating leases for its offices expiring between fiscal 2025 and 2032. Certain lease agreements contain an option for the Company to extend the lease term or an option to terminate a lease early.

The Company considers these options, which may be elected at the Company’s sole discretion, in determining the lease term on a lease-by-lease basis. Additionally, the Company entered into certain cancellable monthly lease agreements for short-term periods of up to one year.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

Years Ending December 31,	Amount
2025	$29,851
2026	22,916
2027	18,872
2028	16,577
2029	9,144
Thereafter	23,209
Total undiscounted cash flows	$120,569
Less: Imputed interest	$(14,533)
Present value of lease liabilities	$106,036

Refer to Note 10 for leases entered into after December 31, 2024.

Supplemental balance sheet information related to leases is as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term	5.2 years	3.7 years
Weighted-average discount rate	4.2%	3.5%